UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22130

LCM Landmark Series Trust
(Exact name of registrant as specified in charter)

9345 Waterstone Blvd., Suite 140,Cincinnati, OH	45249
(Address of principal executive offices)	(Zip code)

John Swhear.

Unified Fund Services, Inc.

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	11/30

Date of reporting period:	02/28/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

LCM Landmark Active Dividend Fund
Schedule of Investments
February 28, 2009
(Unaudited)

Common Stocks - 73.15%	Shares	Value

Beverages - 1.57%
Coca-Cola Co./The	580	$23,693

Business Consulting Services - 0.99%
Fluor Corp.	450	14,962

Cigarettes - 2.88%
Philip Morris International, Inc.	1,300	43,511

Construction Machinery & Equipment - 1.63%
Catepillar, Inc.	1,000	24,610

Copper Ores - 1.62%
Southern Copper Corp.	1,785	24,472

Crude Petroleum & Natural Gas - 2.78%
Anadarko Petroleum Corp.	600	20,970
Total SA (a)	445	21,004
		41,974

Department Stores - 2.61%
Wal-Mart Stores, Inc.	800	39,392

Eating Places - 3.12%
McDonald's Corp.	900	47,025

Electric Services - 3.75%
Duke Energy Corp.	2,000	26,940
Pepco Holdings, Inc.	800	12,000
Progress Energy, Inc.	500	17,710
		56,650

Electrical Work - 1.63%
Quanta Services, Inc. (b)	1,400	24,640

Electronic Components - 1.93%
Cisco Systems, Inc. (b)	2,000	29,140

Electronic Computers - 1.53%
International Business Machines Corp.	250	23,008

*See accompanying notes which are an integral part of these financial statements.

LCM Landmark Active Dividend Fund
Schedule of Investments - continued
February 28, 2009
(Unaudited)

Common Stocks - 73.15% (continued)	Shares	Value

Electronic & Other Electrical Equipment (No Computers) - 0.79%
General Electric Co.	1,400	$ 11,914

Farm Machinery & Equipment - 1.28%
Deere & Co.	700	19,243

Fluid Power Pumps & Motors - 0.72%
Eaton Corp.	300	10,845

Hardware - 0.65%
Illinois Tool Works, Inc.	350	9,730

Industrial Gases - 1.09%
Praxair, Inc.	290	16,457

Information Retrieval Services - 0.90%
Google, Inc. - Class A (b)	40	13,520

Internal Combustion Engines - 1.24%
Cummins, Inc.	900	18,720

Lumber & Other Building Materials Dealers - 1.38%
Home Depot, Inc.	1,000	20,890

Manufacturing Industries - 1.06%
Tyco International, Ltd.	800	16,040

Metal Mining - 0.97%
BHP Billiton, Ltd. (a)	400	14,568

Oil & Gas Field Services - 1.01%
Schlumberger, Ltd.	400	15,224

Petroleum Refining - 1.02%
BP, plc (a)	400	15,344

Pharmaceutical Preparations - 4.93%
Bristol-Myers Squibb Co.	1,500	27,615
Johnson & Johnson	500	25,000
Merck & Co., Inc.	900	21,780
		74,395

*See accompanying notes which are an integral part of these financial statements.

LCM Landmark Active Dividend Fund
Schedule of Investments - continued
February 28, 2009
(Unaudited)

Common Stocks - 73.15% (continued)	Shares	Value

Prepackaged Software - 3.66%
Microsoft Corp.	1,500	$ 24,225
Oracle Corp. (b)	2,000	31,080
		55,305

Public Building & Related Furniture - 0.30%	400	4,552
Johnson Controls, Inc.

Radio & Television Broadcasting & Communications Equipment - 3.70%
Harris Corp.	600	22,368
QUALCOMM, Inc.	1,000	33,430
		55,798

Railroads, Line-Haul Operating - 0.70%
Burlington Northern Sante Fe Corp.	180	10,579

Refuse Systems - 1.79%
Waste Management, Inc.	1,000	27,000

Security Brokers, Dealers & Flotation Companies - 6.05%
Charles Schwab Corp. / The	2,500	31,775
Goldman Sachs Group, Inc. /The	500	45,540
Raymond James Financial, Inc.	1,000	13,960
		91,275

Semiconductors & Related Devices - 3.39%
Intel Corp.	3,000	38,220
Texas Instruments, Inc.	900	12,915
		51,135

Telephone Communications, Except Radiotelephone - 7.56%
AT&T, Inc.	2,400	57,048
Verizon Communications, Inc.	2,000	57,060
		114,108

Trucking & Courier Services, Except Air - 1.23%
United Parcel Service, Inc. - Class B	450	18,531

Water Transportation Services - 1.69%
Nordic American Tanker Shipping	1,000	25,530

TOTAL COMMON STOCKS (Cost $1,461,000)		1,103,780

*See accompanying notes which are an integral part of these financial statements.

LCM Landmark Active Dividend Fund
Schedule of Investments - continued
February 28, 2009
(Unaudited)

Exchange-Traded Funds - 5.46%	Shares	Value

iShares FTSE/Xinhua China 25 Index Fund	1,700	$ 41,327
iShares MSCI Brazil Index Fund	1,200	41,040

TOTAL EXCHANGE-TRADED FUNDS (Cost $120,035)		82,367

Partnershp Units - 2.75%

Kinder Morgan Energy Partners LP	900	41,499

TOTAL PARTNERSHIP UNITS (cost $45,813)		41,499

Real Estate Investment Trust - 2.76%

Annaly Capital Management, Inc.	3,000	41,700

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $40,474)		41,700

Unit Investment Trust - 1.17%

Penn West Energy Trust	2,000	17,660

TOTAL UNIT INVESTMENT TRUST (Cost $29,206)		17,660

TOTAL INVESTMENTS (Cost $1,696,528) - 85.29%		1,287,006

Cash & Other Assets less Liabilities - 14.71%		222,018

TOTAL NET ASSETS - 100.00%		$ 1,509,024

(a) American Depositary Receipt
(b) Non-income producing.

Tax Related
Unrealized appreciation		$ 2,282
Unrealized depreciation		(411,804)
Net unrealized depreciation		$ (409,522)

Aggregate cost of securities for income tax purposes		$ 1,696,528

*See accompanying notes which are an integral part of these financial statements.

LCM Landmark Disciplined Growth Fund
Schedule of Investments
February 28, 2009
(Unaudited)

Common Stocks - 98.96%	Shares	Value

Accident & Health Insurance - 2.02%
Aflac, Inc.	1,120	$ 18,771

Agricultural Chemicals - 1.60%
Monsanto Co.	195	14,873

Aircraft Engines & Engine Parts - 1.79%
Honeywell International, Inc.	620	16,635

Aircraft Parts & Auxiliary Equipment - 2.76%
General Dynamics Corp.	585	25,635

Arrangement of Transportation of Freight & Cargo - 1.89%
Expeditors International of Washington, Inc.	635	17,494

Auto & Home Supply Stores - 4.14%
AutoZone, Inc. (a)	270	38,402

Biological Products, Except Diagnostic Substances - 5.60%
Gilead Sciences, Inc. (a)	1,160	51,968

Bottled & Canned Soft Drinks - 2.77%
Coca-Cola Co./The	630	25,736

Business Consulting Services - 1.74%
Fluor Corp.	485	16,126

Business Services - 4.10%
Visa, Inc. - Class A	670	37,996

Cereal Breakfast Foods - 5.88%
General Mills, Inc.	1,040	54,579

Cigarettes - 3.57%
Reynolds American, Inc.	985	33,076

Computer Storage Devices - 3.17%
EMC Corp. (a)	2,800	29,400

*See accompanying notes which are an integral part of these financial statements.

LCM Landmark Disciplined Growth Fund
Schedule of Investments - continued
February 28, 2009
(Unaudited)

Common Stocks - 98.96% (continued)	Shares	Value

Crude Petroleum & Natural Gas - 8.02%
Southwestern Energy Co. (a)	1,275	$ 36,682
Talisman Energy, Inc.	4,025	37,674
		74,356

Drugs, Drug Proprietaries, & Druggists' Sundries - 0.58%
McKesson Corp.	130	5,333

Eating Places - 4.67%
McDonald's Corp.	545	28,476
Yum! Brands, Inc.	565	14,848
		43,324

Electric & Other Services Combined - 4.47%
Consolidated Edison, Inc.	1,145	41,460

Fire & Marine Insurance - 2.52%
Fairfax Financial Holdings, Ltd.	95	23,370

Fluid Power Cylinders & Actuators - 2.97%
Flowserve Corp.	545	27,506

Grocery Stores - 3.24%
Kroger Co./The	1,455	30,075

Home Health Care Services - 2.22%
Express Scripts, Inc. (a)	410	20,623

Miscellaneous Publishing - 0.51%
Thomson Reuters Corp.	190	4,697

Petroleum Refining - 3.07%
Sunoco, Inc.	850	28,433

Pharmaceutical Preparations - 4.86%
Schering-Plough Corp.	2,590	45,040

Prepackaged Software - 8.35%
CA, Inc.	2,590	43,900
McAfee, Inc. (a)	1,200	33,540
		77,440

*See accompanying notes which are an integral part of these financial statements.

LCM Landmark Disciplined Growth Fund
Schedule of Investments - continued
February 28, 2009
(Unaudited)

Common Stocks - 98.96% (continued)	Shares	Value

Semiconductors & Related Devices - 2.51%
First Solar, Inc. (a)	220	$ 23,263

Soybean Oil Mills - 0.73%
Archer-Daniels-Midland Co.	255	6,798

Surgical & Medical Instruments & Apparatus - 5.24%
Baxter International, Inc.	954	48,568

Telephone Communications, Except Radiotelephone - 3.45%
Quest Communications International, Inc.	9,440	32,002

Uranium-Radium-Vanadium Ores - 0.52%
Cameco Corp.	330	4,811

TOTAL COMMON STOCKS (Cost $1,079,200)		917,790

TOTAL INVESTMENTS (Cost $1,079,200) - 98.96%		917,790

Cash & Other Assets less Liabilities - 1.04%		9,651

TOTAL NET ASSETS - 100.00%		$ 927,441

(a) Non-income producing.

Tax Related
Unrealized appreciation		$ 12,447
Unrealized depreciation		(173,857)
Net unrealized depreciation		$ (161,410)

Aggregate cost of securities for income tax purposes		$ 1,079,200

*See accompanying notes which are an integral part of these financial statements.

LCM Landmark Funds

Related Notes to the Schedule of Investments

February 28, 2009 (Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations furnished by a pricing service when the Sub-Adviser (under the Adviser's supervision) believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser or the Sub-Adviser, as the case may be, determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined by the Sub-Adviser in good faith according to guidelines established by and subject to review of the Board of Trustees (The “Board”).

Fixed income securities generally are valued by using market quotations furnished by a pricing service when the Sub-Adviser, as the case may be, believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Sub-Advisor in conformity guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

Security Transactions and Related Income- Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on anaccrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 27, 2007. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the LCM Landmark Active Dividend Fund’s assets as of February 28, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 1,287,006	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 1,287,066	$ -

*Other financial instruments include futures, forwards, and swap contracts.

The following is a summary of the inputs used to value the LCM Landmark Disciplined Growth Fund’s assets as of February 28, 2009:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 –Quoted Prices in Active Markets	$ 917,790	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 917,790	$ -

*Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued the Statement on Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about each Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on each Fund’s financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on each Fund’s financial statements and related disclosures.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: LCM Landmark Series Trust

By	/s/ Allan F. Westcott
Allan F. Westcott, President

Date	4/28/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Allan F. Westcott
Allan F. Westcott, President

Date	4/28/2009

By	/s/ Mark R. Morrow
Mark R. Morrow, Treasurer

Date	4/28/2009